CONSOLIDATED BALANCE SHEETS PARENTHETICALS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Preferred Stock, Series A par value	$ 10	$ 10
Preferred Stock, Series A shares authorized	5,000,000	5,000,000
Preferred Stock, Series B par value	10	10
Preferred Stock, Series B shares authorized	$ 75,000	$ 75,000
Common stock, par or stated value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	58,754,110	41,316,930
Common stock, shares outstanding	58,750,021	41,312,841